Equity	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
EQUITY
10.	EQUITY

Restricted net assets

As of June 30, 2021 and December 31, 2020, the Company had net assets restricted in the aggregate, which include paid-in capital and statutory reserve of the Company’s PRC subsidiary, VIE and VIE’s subsidiaries that are included in the Company’s consolidated net assets, were approximately $12,352,859 and $12,088,293, respectively.